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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-06590

Invesco Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Address of principal executive offices)            (Zip code)

Sheri Morris     1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    5/31/17

Item 1. Schedule of Investments.

Invesco Value Municipal Income Trust

Quarterly Schedule of Portfolio Holdings

May 31, 2017

invesco.com/us	MS-CE-VMINC-QTR-1 05/17	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–155.16%(a)

Alabama–3.63%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$4,500	$5,202,180
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2039	1,095	1,241,270
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2044	1,095	1,235,937
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/2030	3,600	3,966,876
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	700	765,086
Series 2016, RB	5.75%	06/01/2045	515	557,457
Birmingham (City of) Water Works Board; Series 2011, Water RB (c)(d)(e)	5.00%	01/01/2021	8,575	9,766,325
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (b)	5.00%	08/01/2037	2,000	2,189,620
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (c)	5.00%	09/01/2046	2,400	2,999,448
				27,924,199

Alaska–0.56%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	3,825	4,279,984

Arizona–4.09%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM) (b)	5.00%	03/01/2041	2,065	2,227,103
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/2042	4,450	4,780,502
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,905	2,138,782
Arizona (State of); Series 2008 A, COP (d)(e)	5.00%	03/01/2018	1,995	2,057,663
Series 2008 A, COP (d)(e)	5.00%	03/01/2018	1,605	1,655,413
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	1,000	1,087,340
Series 2010, RB	5.13%	05/15/2040	1,000	1,091,220
Mesa (City of); Series 2013, Excise Tax RB (c)	5.00%	07/01/2032	7,600	8,673,120
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	435	493,986
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,665	2,900,453
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/2033	1,000	917,280
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2032	1,050	1,178,720
Series 2014 A, Hospital RB	5.25%	08/01/2032	2,000	2,281,240
				31,482,822

California–22.20%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2037	2,110	2,403,311
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (d)(e)	5.00%	12/01/2017	3,145	3,211,989
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(g)	0.00%	08/01/2035	3,010	1,529,923
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(g)	0.00%	08/01/2036	2,675	1,300,104
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, Toll Bridge RB (c)	5.00%	04/01/2056	2,325	2,684,073

See accompanying notes which are an integral part of this schedule.

                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2026	$2,720	$2,197,978
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	5,270	3,432,246
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB (g)	0.00%	06/01/2055	10,335	374,024
California (State of) Department of Water Resources; Series 2008 H, Power Supply RB (d)(e)	5.00%	05/01/2018	4,360	4,530,302
Series 2008 H, Power Supply RB (d)(e)	5.00%	05/01/2018	1,740	1,807,964
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB (c)	5.00%	11/15/2036	4,750	5,183,010
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2027	1,190	1,290,020
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2030	1,400	1,500,002
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2037	3,075	3,294,647
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/2040	3,000	3,234,900
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	755	820,217
Series 2016 A, RB (f)	5.00%	12/01/2041	1,275	1,381,603
California (State of); Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	2,410	2,679,751
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	4,135	4,763,437
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	1,800	2,059,596
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges RB (c)(d)(e)	5.00%	01/01/2028	6,800	8,789,612
Series 2003 A, First Lien Bay Area Toll Bridges RB (c)(d)(e)	5.00%	01/01/2028	3,300	4,265,547
Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (d)(e)	5.00%	01/01/2028	4,500	5,811,660
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(g)	0.00%	08/01/2029	1,360	944,316
Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2043	2,120	773,609
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2044	1,090	380,683
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2045	6,270	2,043,581
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2048	4,610	1,316,570
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/2036	4,440	4,924,582
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	4,155	2,573,607
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2032	3,165	1,867,160
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	4,735	4,758,202
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	5,980	5,979,701
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	3,200	3,695,552
Long Beach (City of); Series 1998 A, Ref. Harbor RB (INS-NATL) (b)(h)	6.00%	05/15/2018	9,000	9,429,300
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/2040	2,000	2,211,140
Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB (c)	5.00%	07/01/2043	6,240	7,059,874
Series 2012 B, Waterworks RB (c)	5.00%	07/01/2043	9,805	11,093,279
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/2029	1,000	1,289,410
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(g)	0.00%	08/01/2034	1,665	906,992
Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(g)	0.00%	08/01/2035	300	156,618
Moreland School District (Crossover Series 14); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (b)(g)	0.00%	08/01/2029	3,350	2,314,951
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	2,400	1,756,488

See accompanying notes which are an integral part of this schedule.

                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2034	$3,825	$2,111,936
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2035	4,120	2,181,828
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2036	300	152,256
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2037	1,785	869,241
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	7,840	5,718,966
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	8,475	5,323,063
Regents of the University of California; Series 2013 AI, General RB (c)	5.00%	05/15/2033	6,000	7,016,820
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2006, RB (INS-NATL) (b)	5.00%	12/01/2036	655	666,679
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	09/01/2030	1,600	1,070,896
San Juan Unified School District (Election of 2002); Series 2010, Unlimited Tax GO Bonds (d)(e)	5.00%	08/01/2020	1,525	1,716,693
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	595	673,367
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. Special Tax RB	5.00%	09/01/2031	2,450	2,797,949
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2033	11,350	6,117,310
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2022	525	481,037
				170,919,572

Colorado–2.94%

Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/2035	8,100	9,432,774
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	3,000	3,322,440
Denver (City & County of); Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,135	1,320,641
University of Colorado; Series 2013 A, Enterprise RB (c)	5.00%	06/01/2043	7,500	8,574,600
				22,650,455

Connecticut–0.47%

Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University); Series 2007, RB (d)(e)	5.00%	07/01/2018	265	277,010
Series 2007, RB (d)(e)	5.00%	07/01/2018	895	935,561
Series 2007, RB (d)(e)	5.00%	07/01/2018	1,195	1,249,157
Series 2007, RB (INS-NATL) (b)	5.00%	07/01/2024	10	10,415
Series 2007, RB (INS-NATL) (b)	5.00%	07/01/2025	1,105	1,150,294
Series 2007, RB (INS-NATL) (b)	5.00%	07/01/2027	30	31,180
				3,653,617

District of Columbia–7.04%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	1,000	916,510
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB (d)(e)	5.00%	10/01/2018	2,520	2,658,499
Series 2008 A, Ref. Public Utility Sub. Lien RB (d)(e)	5.00%	10/01/2018	625	659,350
Series 2013 A, Sub. Lien Public Utility RB (c)	5.00%	10/01/2044	6,000	6,760,980
District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (b)	5.00%	02/01/2031	6,860	7,002,208
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2026	3,260	3,389,846
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2027	3,260	3,387,173
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2028	6,520	6,766,391
Series 2009 A, Sec. Income Tax RB (c)	5.25%	12/01/2027	5,100	5,614,743
Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/2034	3,030	3,501,044
Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/2035	6,060	6,981,120

See accompanying notes which are an integral part of this schedule.

                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia–(continued)

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	$6,155	$6,542,088
				54,179,952

Florida–9.90%

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,160,820
Broward (County of); Series 2015 A, Airport System RB (h)	5.00%	10/01/2045	2,070	2,314,881
Cape Coral (City of); Series 2011, Ref. Water & Sewer RB (INS-AGM) (b)	5.00%	10/01/2041	4,130	4,640,344
Series 2011 A, Ref. Water & Sewer RB (INS-AGM) (b)	5.00%	10/01/2031	1,500	1,672,155
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2021	4,890	5,573,133
Series 2015 A-1, RB	5.00%	06/01/2022	6,000	6,942,420
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/2035	2,250	2,558,880
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,250	1,466,050
Florida (State of) Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (d)(e)	5.00%	10/01/2018	3,580	3,769,382
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.13%	11/15/2032	4,000	4,397,520
Series 2012, RB	5.50%	11/15/2032	1,100	1,228,953
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	820	892,234
Miami Beach (City of); Series 2000, Water & Sewer RB (INS-AMBAC) (b)	5.75%	09/01/2025	865	891,538
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds (d)(e)	6.00%	07/01/2018	2,000	2,111,040
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (b)	5.00%	07/01/2035	3,415	3,759,676
Miami-Dade (County of); Series 2005 A, Sub. Special Obligation RB (d)(e)	5.00%	10/01/2017	1,000	1,014,210
Series 2010, Water & Sewer System RB (INS-AGM) (b)	5.00%	10/01/2039	4,500	4,977,585
Series 2012 A, Ref. Aviation RB (h)	5.00%	10/01/2028	2,000	2,261,460
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,000	1,132,610
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2035	1,575	1,769,576
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	1,195	1,369,398
Orange (County of); Series 2012 B, Ref. Sales Tax RB (c)	5.00%	01/01/2031	7,500	8,515,800
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2043	2,030	2,148,187
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (d)(e)	5.50%	10/01/2019	695	766,856
Series 2009, Improvement RB (INS-BHAC) (b)	5.50%	10/01/2023	2,355	2,601,663
Series 2011, Ref. RB (c)	5.00%	10/01/2031	2,790	3,168,296
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (d)(e)	5.00%	09/01/2018	2,715	2,854,062
Series 2009, Ref. Utility System RB (INS-AGC) (b)	5.00%	09/01/2029	285	297,771
				76,256,500

Georgia–1.32%

Atlanta (City of); Series 2010 A, General Airport RB (INS-AGM) (b)	5.00%	01/01/2035	5,390	5,839,041
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	510	568,421
Private Colleges & Universities Authority (Mercer University); Series 2012 A, RB	5.00%	10/01/2032	1,220	1,318,930
Series 2012 A, RB	5.25%	10/01/2027	2,170	2,407,203
				10,133,595

Hawaii–2.47%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	3,000	3,421,290

See accompanying notes which are an integral part of this schedule.

                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Hawaii–(continued)

Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP (h)	5.00%	08/01/2028	$1,775	$1,993,716
Hawaii (State of); Series 2015 A, Airport System RB (h)	5.00%	07/01/2045	1,575	1,775,482
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds (c)	5.00%	11/01/2029	10,000	11,813,200
				19,003,688

Idaho–1.49%

Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2010, RB (INS-AGM) (b)	5.00%	07/01/2035	5,000	5,402,600
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (d)(e)	5.25%	07/15/2018	2,500	2,623,050
Series 2008 A, Grant & RAB (d)(e)	5.25%	07/15/2018	3,310	3,472,918
				11,498,568

Illinois–13.92%

Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (h)	5.50%	01/01/2031	2,280	2,603,692
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2025	1,550	1,792,699
Series 2014 A, Ref. Second Lien RB (h)	5.00%	01/01/2041	1,100	1,208,449
Chicago (City of) (O’Hare International Airport); Series 2015 C, RB (h)	5.00%	01/01/2046	790	869,411
Series 2015 D, RB	5.00%	01/01/2046	555	626,562
Series 2016 C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2037	1,595	1,826,993
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,265	1,497,026
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,650	1,862,801
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (b)	5.25%	06/01/2025	775	804,295
Series 2008, Capital Grant Receipts RB (INS-AGC) (b)	5.25%	06/01/2026	3,105	3,217,525
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/2036	7,490	8,122,231
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,270	3,582,056
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	630	636,968
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	395	398,879
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/2037	5,705	5,720,118
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	315	318,093
Series 2008, Ref. Second Lien Water RB (INS-AGM) (b)	5.00%	11/01/2027	940	987,611
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM) (b)	5.00%	01/01/2030	1,000	1,101,070
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	765	828,449
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,145	3,187,615
Cook (County of) Forest Preserve District; Series 2012 B, Ref. Limited Tax GO Bonds (c)	5.00%	12/15/2032	2,460	2,670,478
Series 2012 B, Ref. Limited Tax GO Bonds (c)	5.00%	12/15/2037	2,460	2,656,210
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (d)(e)	5.00%	01/01/2018	165	169,034
Series 2008, Unlimited Tax GO Bonds (d)(e)	5.00%	01/01/2018	1,845	1,890,110
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/2024	45	46,012
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/2028	305	311,371
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,250	1,327,113
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.50%	05/15/2027	2,000	2,129,580
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/2024	2,100	2,292,654
Series 2009 B, RB	5.75%	08/15/2030	2,000	2,199,640
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,205	2,431,674
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/2033	1,430	1,564,749
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,940	2,149,035

See accompanying notes which are an integral part of this schedule.

                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB (d)(e)	5.75%	02/15/2020	$2,000	$2,250,200
Series 2010 A, Ref. RB (d)(e)	6.00%	02/15/2020	1,165	1,318,500
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	3,720	4,170,864
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, Ref. Dedicated State Tax RB (d)(e)	5.30%	06/15/2017	1,545	1,563,169
Series 2002, Ref. Dedicated State Tax RB (INS-NATL) (b)	5.30%	06/15/2018	1,455	1,474,861
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (b)(g)	0.00%	12/15/2029	2,500	1,530,500
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/2031	1,060	1,184,635
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/2032	965	1,074,634
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/2038	12,300	13,824,708
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,135	1,152,116
Series 2013, Unlimited Tax GO Bonds (INS-AGM) (b)	5.25%	07/01/2029	1,880	2,052,904
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,000	1,014,550
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,000	1,013,370
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	1,100	1,134,848
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	4,090	4,681,046
Regional Transportation Authority; Series 1999, Ref. RB (INS-AGM) (b)	5.75%	06/01/2021	4,000	4,676,560
				107,147,668

Indiana–3.20%

Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (h)	5.00%	09/01/2046	1,310	1,354,475
Series 2014, RB (h)	5.25%	09/01/2034	765	815,544
Series 2014, RB (h)	5.25%	09/01/2040	2,270	2,398,459
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (h)	5.00%	07/01/2040	3,365	3,611,655
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2035	500	536,650
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2048	510	549,260
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	3,325	3,374,177
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (c)	5.00%	02/01/2030	9,000	10,185,840
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (h)	6.75%	01/01/2034	1,500	1,792,650
				24,618,710

Iowa–2.72%

Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (c)(d)(e)(i)	5.00%	06/01/2019	5,140	5,553,564
Series 2009 A, Special Obligation RB (c)(d)(e)(i)	5.00%	06/01/2019	3,850	4,159,771
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	1,190	1,222,380
Series 2013, Midwestern Disaster Area RB (f)	5.88%	12/01/2027	1,025	1,064,698
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,055	1,055,106
Series 2005 E, Asset-Backed CAB RB (g)	0.00%	06/01/2046	12,020	1,222,194
Iowa (State of); Series 2001, Vision Special Fund RB (INS-NATL) (b)	5.50%	02/15/2019	3,600	3,875,148
Series 2001, Vision Special Fund RB (INS-NATL) (b)	5.50%	02/15/2020	2,500	2,790,800
				20,943,661

Kansas–0.84%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2029	1,510	1,656,953
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,611,045
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (d)(e)	5.25%	03/01/2019	3,000	3,224,970
				6,492,968

See accompanying notes which are an integral part of this schedule.

                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–2.76%

Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	$1,245	$1,349,443
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,570	1,694,894
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	955	1,047,941
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB (d)(e)	6.00%	06/01/2020	2,500	2,863,325
Series 2010 B, Ref. Hospital RB (d)(e)	6.38%	06/01/2020	1,585	1,832,846
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	3,545	3,797,617
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/2028	455	484,930
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,117,210
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/2028	3,140	3,603,778
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	3,000	3,461,340
				21,253,324

Louisiana–1.96%

East Baton Rouge (Parish of) Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB (j)	0.78%	08/01/2035	1,000	1,000,000
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (d)(e)	5.50%	10/01/2020	4,500	5,150,205
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB (h)	8.00%	07/01/2039	1,890	719,958
New Orleans (City of); Series 2014, Ref. Water System RB	5.00%	12/01/2044	650	727,467
Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (b)	5.00%	12/01/2030	1,000	1,106,250
St. Tammany (Parish of) Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.25%	11/15/2037	1,850	1,923,945
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	745	802,887
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,410	1,538,761
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,190	1,292,995
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	745	798,141
				15,060,609

Maryland–1.11%

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2015, Ref. RB	5.00%	07/01/2040	4,250	4,842,918
Series 2016, Ref. RB	5.00%	07/01/2047	720	820,829
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,465	1,613,346
Prince Georges (County of) Maryland (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	690	752,638
Series 2017, Ref. RB	5.00%	04/01/2032	505	539,764
				8,569,495

Massachusetts–3.68%

Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,125	3,479,531
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (c)(d)(e)	5.50%	11/15/2018	15,820	16,893,229
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (c)(d)(e)	5.50%	07/01/2018	5,120	5,381,325
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB (INS-AGM) (b)	5.25%	08/01/2031	2,000	2,586,040
				28,340,125

See accompanying notes which are an integral part of this schedule.

                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–2.68%

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (c)	5.00%	04/15/2041	$2,715	$3,100,829
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,745	1,957,314
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	1,095	1,194,820
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	550	620,087
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	550	629,338
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,190	1,318,234
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,005	2,232,387
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB (c)	5.00%	12/01/2046	3,655	4,163,886
Wayne State University Board of Governors; Series 2008, Ref. General RB (d)(e)	5.00%	11/15/2018	1,255	1,330,225
Series 2008, Ref. General RB (d)(e)	5.00%	11/15/2018	335	355,080
Series 2008, Ref. General RB (INS-AGM) (b)	5.00%	11/15/2025	425	449,361
Series 2008, Ref. General RB (INS-AGM) (b)	5.00%	11/15/2029	1,580	1,667,959
Western Michigan University Board of Trustees; Series 2008, General RB (d)(e)	5.00%	05/15/2018	1,575	1,637,039
				20,656,559

Minnesota–0.04%

Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (j)(k)	0.79%	04/01/2037	300	300,000

Missouri–1.03%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024	825	946,407
Series 2011 A, Ref. RB	5.50%	09/01/2025	1,445	1,647,488
Series 2011 A, Ref. RB	5.50%	09/01/2027	980	1,107,371
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	475	499,429
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, Senior Living Facilities RB	5.00%	09/01/2042	2,000	2,136,700
Series 2013 A, Senior Living Facilities RB	5.50%	09/01/2033	1,375	1,553,613
				7,891,008

Montana–0.30%

Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (d)(e)	5.75%	01/01/2021	2,000	2,328,940

Nebraska–1.16%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	4,690	5,147,041
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,077,160
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/2032	2,500	2,736,750
				8,960,951

Nevada–2.04%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB (INS-AGM) (b)	5.25%	07/01/2039	2,000	2,167,040
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)(d)(e)	5.00%	06/01/2018	13,000	13,542,100
				15,709,140

New Jersey–5.00%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/2042	1,975	2,142,954
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (h)	5.38%	01/01/2043	2,000	2,242,580

See accompanying notes which are an integral part of this schedule.

                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (b)	5.50%	09/01/2024	$3,390	$3,874,228
New Jersey (State of) Educational Facilities Authority (Rowan University); Series 2008 B, Ref. RB (d)(e)	5.00%	07/01/2018	510	532,940
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (b)(g)	0.00%	12/15/2026	14,305	10,168,280
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	960	1,049,232
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2029	1,600	1,641,744
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,600	1,642,912
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	6,945	6,962,710
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	975	973,421
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	3,525	3,533,989
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	3,745	3,743,427
				38,508,417

New York–14.54%

Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Solid Waste Disposal RB (f)(h)	5.00%	01/01/2035	1,600	1,727,616
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,815	2,814,775
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2042	2,065	2,419,932
Long Island Power Authority; Series 2011 A, Electric System General RB (INS-AGM) (b)	5.00%	05/01/2036	4,955	5,514,271
Series 2014 A, Ref. RB	5.00%	09/01/2044	2,870	3,243,387
Metropolitan Transportation Authority; Series 2010 D, RB	5.00%	11/15/2034	3,000	3,348,540
Series 2012 A, Ref. Dedicated Tax Fund RB (c)	5.00%	11/15/2027	10,000	11,812,500
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/2045	10,545	11,940,525
New York (City of) Transitional Finance Authority; Series 2013, Sub. Future Tax Sec. RB (c)	5.00%	11/01/2038	4,500	5,238,405
Series 2013 I, Sub. Future Tax Sec. RB	5.00%	05/01/2038	1,465	1,687,870
Subseries 2012 E-1, Future Tax Sec. RB (c)	5.00%	02/01/2037	6,845	7,801,315
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/2028	2,900	3,767,303
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/2029	2,455	3,219,242
New York (State of) Dormitory Authority (General Purpose); Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	1,000	1,156,880
New York (State of) Dormitory Authority (Mental Health Services); Series 2007, Mental Health Services Facilities Improvement RB (INS-AGM) (b)	5.00%	02/15/2027	50	50,168
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC) (b)	5.50%	07/01/2031	1,040	1,342,567
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB (c)	5.00%	03/15/2040	4,840	5,539,041
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/2025	1,725	1,848,286
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/2029	4,545	5,167,211
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,620	1,876,559
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/2031	10,000	11,850,400
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	5,685	6,112,739
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB (c)	5.00%	09/15/2040	4,900	5,582,423
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (h)	5.00%	08/01/2031	1,580	1,685,718
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (h)	5.00%	07/01/2046	1,660	1,814,978
Series 2016 A, Special Facilities RB (h)	5.25%	01/01/2050	3,055	3,371,834
				111,934,485

See accompanying notes which are an integral part of this schedule.

                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–3.12%

Charlotte (City of) (Charlotte Douglas International Airport); Series 2017 A, Airport RB (c)	5.00%	07/01/2042	$1,915	$2,269,888
Series 2017 A, Airport RB (c)	5.00%	07/01/2047	4,000	4,717,680
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	6,840	7,852,662
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (h)	5.00%	06/30/2054	1,135	1,206,573
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB (c)	5.00%	06/01/2042	4,890	5,478,316
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. Heath Care Facilities RB	5.00%	06/01/2036	2,250	2,486,093
				24,011,212

Ohio–5.58%

Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	790	886,269
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/2042	3,300	3,596,373
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	500	563,030
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (b)(c)	5.25%	02/15/2033	2,500	2,569,950
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,230	1,376,776
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	235	231,447
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	7,115	7,035,881
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	1,000	1,068,770
Cleveland (City of); Series 2008 B-2, Public Power System CAB RB (INS-NATL) (b)(g)	0.00%	11/15/2026	3,545	2,719,724
Series 2008 B-2, Public Power System CAB RB (INS-NATL) (b)(g)	0.00%	11/15/2028	3,845	2,728,335
Series 2008 B-2, Public Power System CAB RB (INS-NATL) (b)(g)	0.00%	11/15/2038	2,800	1,198,316
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.00%	02/15/2057	2,530	2,650,656
Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,590	1,772,055
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	2,000	1,932,480
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	3,000	3,402,450
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,395	1,468,517
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (b)(h)	5.00%	12/31/2039	750	834,728
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	965	951,287
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (e)	4.38%	06/01/2022	4,050	3,806,757
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB (d)(e)	5.75%	05/15/2020	325	368,703
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,675	1,821,161
				42,983,665

Oklahoma–0.40%

Comanche (County of) Hospital Authority; Series 2015, Ref. Hospital RB	5.00%	07/01/2022	1,000	1,085,020
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.-Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	1,825	2,003,376
				3,088,396

Oregon–0.22%

Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.00%	05/01/2040	1,570	1,674,750

Pennsylvania–1.57%

Montgomery (County of) Industrial Development Authority (Exelon Generation); Series 2001, Ref. RB (e)(h)	2.70%	04/01/2020	4,000	4,020,040
Pennsylvania (State of) Turnpike Commission; Series 2014 A-2, Sub. Conv. CAB RB (l)	5.13%	12/01/2039	1,500	1,267,800

See accompanying notes which are an integral part of this schedule.

                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	$795	$894,144
Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	1,035	1,179,155
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (d)(e)	5.13%	09/01/2018	3,690	3,883,282
Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (b)	5.13%	09/01/2023	810	850,144
				12,094,565

Puerto Rico–0.41%

Children’s Trust Fund; Series 2005 A, Tobacco Settlement Asset-Backed RB (g)	0.00%	05/15/2050	5,570	675,084
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB (INS-NATL) (b)(g)	0.00%	08/01/2044	11,400	2,443,818
				3,118,902

South Carolina–2.39%

Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (b)	5.75%	01/01/2034	7,410	8,483,339
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	4,450	4,883,119
South Carolina (State of) Ports Authority; Series 2015, RB (h)	5.25%	07/01/2050	3,240	3,611,952
Series 2015, RB (h)	5.25%	07/01/2055	1,260	1,404,169
				18,382,579

South Dakota–0.55%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,500	2,768,850
Series 2015, Ref. RB	5.00%	11/01/2045	1,345	1,498,209
				4,267,059

Tennessee–0.52%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2012, Hospital RB	5.00%	08/15/2042	1,000	1,076,190
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (d)(e)	5.25%	11/01/2021	2,475	2,908,744
				3,984,934

Texas–15.51%

Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds (c)	5.00%	08/15/2034	4,895	5,646,236
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,490	1,709,134
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	2,000	2,214,260
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (d)(e)	5.00%	02/15/2018	2,285	2,352,567
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (c)	5.00%	11/01/2036	3,305	3,730,254
Series 2011 A, Sales & Use Tax RB (c)	5.00%	11/01/2041	3,000	3,373,830
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (b)	5.00%	11/15/2027	1,840	1,942,985
Series 2008, Thermal Utility RB (INS-AGC) (b)	5.25%	11/15/2024	2,160	2,290,291
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (b)(g)	0.00%	09/01/2026	3,975	3,056,258
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (b)(g)	0.00%	09/01/2027	5,015	3,707,690
Houston (City of); Series 2015 C, Ref. Airport System RB (h)	5.00%	07/15/2020	790	853,390
Houston Community College System; Series 2008, Sr. Lien Student Fee RB (d)(e)	4.50%	04/15/2018	70	72,235
Series 2008, Sr. Lien Student Fee RB (d)(e)	5.00%	04/15/2018	615	637,306
Series 2008, Sr. Lien Student Fee RB (d)(e)	5.00%	04/15/2018	430	445,596
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (b)	4.50%	04/15/2027	155	159,077
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (b)	5.00%	04/15/2025	1,295	1,339,937
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (b)	5.00%	04/15/2026	900	929,394

See accompanying notes which are an integral part of this schedule.

                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	5.00%	02/15/2042	$2,700	$2,843,559
Humble Independent School District; Series 2008 A, School Building Unlimited Tax GO Bonds (d)(e)	5.00%	02/15/2018	285	293,325
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,230	1,287,170
Lower Colorado River Authority; Series 2002, Ref. & Improvement RB (INS-NATL) (b)	5.00%	05/15/2031	270	270,821
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/2019	1,450	1,580,848
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	1,000	1,126,080
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, Sr. Living RB	4.75%	07/01/2052	750	780,473
North Texas Tollway Authority; Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(g)	0.00%	01/01/2028	16,400	12,225,544
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(g)	0.00%	01/01/2029	2,725	1,955,569
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(g)	0.00%	01/01/2031	3,550	2,308,033
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,405	2,741,219
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/2032	2,265	2,431,319
Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/2037	2,475	2,656,739
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	960	978,019
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	1,600	1,614,448
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017A, Retirement Facility RB	6.38%	02/15/2048	2,375	2,481,281
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,000	4,573,440
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	1,000	1,105,840
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2036	3,075	1,387,625
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2037	4,010	1,725,383
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2033	5,000	5,660,750
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	1,585	1,770,461
Texas (State of) Transportation Commission; Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,585	1,856,146
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (d)(g)	0.00%	08/15/2027	200	159,176
Series 2002 A, First Tier CAB RB (INS-BHAC) (b)(g)	0.00%	08/15/2027	6,800	5,257,896
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,370	6,622,606
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2028	3,025	3,379,016
Series 2012, Gas Supply RB	5.00%	12/15/2029	3,000	3,341,310
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,200	1,330,020
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,125	1,242,653
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (h)	5.00%	12/31/2055	1,070	1,152,133
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (h)	7.00%	12/31/2038	1,250	1,438,238
University of Houston; Series 2008, Ref. Consolidated RB (c)(d)(e)	5.00%	02/15/2018	2,500	2,573,200
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (d)(e)	5.00%	02/15/2018	1,920	1,976,640
Series 2008, School Building Unlimited Tax GO Bonds (d)(e)	5.00%	02/15/2018	815	839,043
				119,426,463

Utah–1.78%

Salt Lake City (City of); Series 2017 A, Airport RB (c)(h)	5.00%	07/01/2047	2,540	2,926,588
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (c)(d)(e)	5.00%	06/15/2018	10,325	10,764,226
				13,690,814

See accompanying notes which are an integral part of this schedule.

                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virgin Islands–0.28%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	$2,500	$2,153,650

Virginia–2.49%

Richmond (City of) Metropolitan Authority; Series 2002, Ref. Expressway RB (INS-NATL) (b)	5.25%	07/15/2022	3,000	3,363,570
Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/2033	2,500	2,721,575
Roanoke (City of) Industrial Development Authority (Carilion Health System); Series 2005, Hospital RB (d)(e)	5.00%	07/01/2020	35	39,206
Series 2005 B, Hospital RB (INS-AGM) (b)	5.00%	07/01/2038	2,365	2,535,706
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (h)	5.50%	01/01/2042	3,355	3,692,949
Series 2012, Sr. Lien RB (h)	6.00%	01/01/2037	700	792,134
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (h)	5.00%	07/01/2034	3,855	4,093,586
Series 2012, Sr. Lien RB (h)	5.00%	01/01/2040	1,810	1,903,233
				19,141,959

Washington–3.73%

Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/2032	2,500	2,847,025
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	1,900	2,061,576
Washington (State of); Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (b)(g)	0.00%	12/01/2029	5,100	3,723,867
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2019	8,995	9,788,809
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2019	9,460	10,294,845
				28,716,122

West Virginia–0.57%

West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB	5.38%	12/01/2038	4,000	4,395,440

Wisconsin–2.65%

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	5,376,900
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.50%	05/01/2034	2,000	2,100,680
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (c)	5.00%	03/01/2046	5,565	6,287,671
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.50%	04/01/2032	1,155	1,187,652
Series 2015, Ref. RB	5.75%	04/01/2035	815	854,503
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB (d)(e)	5.63%	05/01/2019	400	435,672
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/2028	3,835	4,169,809
				20,412,887

Wyoming–0.30%

Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM) (b)	5.00%	01/01/2047	2,060	2,347,473
TOTAL INVESTMENTS(m)–155.16% (Cost $1,090,347,343)				1,194,589,882
FLOATING RATE NOTE OBLIGATIONS–(30.47)%
Notes with interest and fee rates ranging from 1.30% to 1.70% at 05/31/2017 and contractual maturities of collateral ranging from 06/01/2025 to 04/01/2056 (See Note 1D)(n)				(234,580,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(25.07)%				(193,065,809)
OTHER ASSETS LESS LIABILITIES–0.38%				2,942,990
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$769,887,063

See accompanying notes which are an integral part of this schedule.

                    Invesco Value Municipal Income Trust

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BAM	— Build America Mutual Assurance Co.
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
Conv.	— Convertible
COP	— Certificates of Participation
GO	— General Obligation
INS	— Insurer
Jr.	— Junior
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
RAB	— Revenue Anticipation Bonds
RB	— Revenue Bonds
Ref.	— Refunding
RN	— Revenue Notes
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand
Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $21,780,131, which represented 2.83% of the Trust’s Net Assets.

(g)	Zero coupon bond issued at a discount.

(h)	Security subject to the alternative minimum tax.

(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	7.7%

(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2017. At May 31, 2017, the Trust’s investments with a value of $384,419,989 are held by TOB Trusts and serve as collateral for the $234,580,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

                    Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without

                    Invesco Value Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any

                    Invesco Value Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2017, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2017 was $30,726,795 and $14,169,730, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$106,141,439
Aggregate unrealized (depreciation) of investment securities	(2,028,449)
Net unrealized appreciation of investment securities	$104,112,990
Cost of investments for tax purposes is $1,090,476,892.

                    Invesco Value Municipal Income Trust

Item 2.	Controls and Procedures.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 28, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.